Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Change In Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 311,688	$ 266,846
Actual return on plan assets, net	1,129	33,973
Employer contributions	30,215	40,629
Gross benefits paid	(17,882)	(29,760)
Fair value of plan assets at end of year	325,150	311,688
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year
Employer contributions	3,869	4,143
Participants' contributions	1,925	1,919
Gross benefits paid	(6,250)	(6,523)
Federal subsidy on benefits paid	456	461
Fair value of plan assets at end of year